Distribution Date:	07/17/24	WFRBS Commercial Mortgage Trust 2014-C22
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	19		Brian Hanson		bhanson@cwcapital.com
Historical Detail	20		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Delinquency Loan Detail	21	Trust Advisor	Pentalpha Surveillance LLC
			Attention: WFRBS 2014-C22 Transaction Manager		notices@pentalphasurveillance.com
Collateral Stratification and Historical Detail	22
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 1	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	24		Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	29		1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890KAW5	1.479000%	57,333,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890KAX3	2.976000%	75,863,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890KAY1	3.528000%	59,936,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92890KAZ8	3.488000%	360,000,000.00	59,455,650.26	59,455,650.26	172,817.76	0.00	0.00	59,628,468.02	0.00	0.00%	30.00%
A-5	92890KBA2	3.752000%	386,043,000.00	386,043,000.00	29,440,695.24	1,207,027.78	0.00	0.00	30,647,723.02	356,602,304.76	54.13%	30.00%
A-SB	92890KBB0	3.464000%	102,144,000.00	564.61	564.61	1.63	0.00	0.00	566.24	0.00	0.00%	30.00%
A-S	92890KBC8	4.069000%	104,132,000.00	104,132,000.00	0.00	353,094.26	0.00	0.00	353,094.26	104,132,000.00	40.74%	23.00%
B	92890KBF1	4.371000%	68,802,000.00	68,802,000.00	0.00	250,611.29	0.00	0.00	250,611.29	68,802,000.00	31.89%	18.38%
C	92890KBG9	3.721295%	52,066,000.00	52,066,000.00	0.00	161,460.78	0.00	0.00	161,460.78	52,066,000.00	25.19%	14.88%
D	92890KAJ4	3.862295%	111,570,000.00	111,570,000.00	0.00	359,096.87	0.00	0.00	359,096.87	111,570,000.00	10.84%	7.38%
E	92890KAL9	3.455000%	31,611,000.00	31,611,000.00	0.00	91,013.34	0.00	0.00	91,013.34	31,611,000.00	6.78%	5.25%
F	92890KAN5	3.455000%	14,876,000.00	14,876,000.00	0.00	42,830.48	0.00	0.00	42,830.48	14,876,000.00	4.86%	4.25%
G	92890KAQ8	3.455000%	63,223,793.00	37,796,740.39	0.00	123,713.35	0.00	0.00	123,713.35	37,796,740.39	0.00%	0.00%
R	92890KAS4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92890KAU9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,487,599,795.00	866,352,955.26	88,896,910.11	2,761,667.54	0.00	0.00	91,658,577.65	777,456,045.15

X-A	92890KBD6	0.636795%	1,145,451,000.00	549,631,214.87	0.00	291,668.63	0.00	0.00	291,668.63	460,734,304.76
X-B	92890KBE4	0.439006%	232,438,000.00	232,438,000.00	0.00	85,034.82	0.00	0.00	85,034.82	232,438,000.00
X-C	92890KAA3	0.965295%	31,611,000.00	31,611,000.00	0.00	25,428.28	0.00	0.00	25,428.28	31,611,000.00
X-D	92890KAC9	0.965295%	14,876,000.00	14,876,000.00	0.00	11,966.44	0.00	0.00	11,966.44	14,876,000.00
X-E	92890KAE5	0.965295%	63,223,793.00	37,796,740.39	0.00	30,404.17	0.00	0.00	30,404.17	37,796,740.39
X-Y	92890KAG0	0.200000%	29,558,534.00	3,599,936.83	0.00	599.99	0.00	0.00	599.99	1,250,000.00
Notional SubTotal			1,517,158,327.00	869,952,892.09	0.00	445,102.33	0.00	0.00	445,102.33	778,706,045.15

Deal Distribution Total					88,896,910.11	3,206,769.87	0.00	0.00	92,103,679.98

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890KAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890KAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890KAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92890KAZ8	165.15458406	165.15458406	0.48004933	0.00000000	0.00000000	0.00000000	0.00000000	165.63463339	0.00000000
A-5	92890KBA2	1,000.00000000	76.26273560	3.12666667	0.00000000	0.00000000	0.00000000	0.00000000	79.38940227	923.73726440
A-SB	92890KBB0	0.00552759	0.00552759	0.00001596	0.00000000	0.00000000	0.00000000	0.00000000	0.00554355	0.00000000
A-S	92890KBC8	1,000.00000000	0.00000000	3.39083337	0.00000000	0.00000000	0.00000000	0.00000000	3.39083337	1,000.00000000
B	92890KBF1	1,000.00000000	0.00000000	3.64250007	0.00000000	0.00000000	0.00000000	0.00000000	3.64250007	1,000.00000000
C	92890KBG9	1,000.00000000	0.00000000	3.10107902	0.00000000	0.00000000	0.00000000	0.00000000	3.10107902	1,000.00000000
D	92890KAJ4	1,000.00000000	0.00000000	3.21857910	0.00000000	0.00000000	0.00000000	0.00000000	3.21857910	1,000.00000000
E	92890KAL9	1,000.00000000	0.00000000	2.87916675	0.00000000	0.00000000	0.00000000	0.00000000	2.87916675	1,000.00000000
F	92890KAN5	1,000.00000000	0.00000000	2.87916644	0.00000000	0.00000000	0.00000000	0.00000000	2.87916644	1,000.00000000
G	92890KAQ8	597.82462577	0.00000000	1.95675305	(0.23551624)	104.15044823	0.00000000	0.00000000	1.95675305	597.82462577
R	92890KAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92890KAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890KBD6	479.83826010	0.00000000	0.25463213	0.00000000	0.00000000	0.00000000	0.00000000	0.25463213	402.22960629
X-B	92890KBE4	1,000.00000000	0.00000000	0.36583872	0.00000000	0.00000000	0.00000000	0.00000000	0.36583872	1,000.00000000
X-C	92890KAA3	1,000.00000000	0.00000000	0.80441239	0.00000000	0.00000000	0.00000000	0.00000000	0.80441239	1,000.00000000
X-D	92890KAC9	1,000.00000000	0.00000000	0.80441248	0.00000000	0.00000000	0.00000000	0.00000000	0.80441248	1,000.00000000
X-E	92890KAE5	597.82462577	0.00000000	0.48089759	0.00000000	0.00000000	0.00000000	0.00000000	0.48089759	597.82462577
X-Y	92890KAG0	121.79010062	0.00000000	0.02029837	0.00000000	0.00000000	0.00000000	0.00000000	0.02029837	42.28897144

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/24 - 06/30/24	30	0.00	172,817.76	0.00	172,817.76	0.00	0.00	0.00	172,817.76	0.00
A-5	06/01/24 - 06/30/24	30	0.00	1,207,027.78	0.00	1,207,027.78	0.00	0.00	0.00	1,207,027.78	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	1.63	0.00	1.63	0.00	0.00	0.00	1.63	0.00
X-A	06/01/24 - 06/30/24	30	0.00	291,668.63	0.00	291,668.63	0.00	0.00	0.00	291,668.63	0.00
X-B	06/01/24 - 06/30/24	30	0.00	85,034.82	0.00	85,034.82	0.00	0.00	0.00	85,034.82	0.00
X-C	06/01/24 - 06/30/24	30	0.00	25,428.28	0.00	25,428.28	0.00	0.00	0.00	25,428.28	0.00
X-D	06/01/24 - 06/30/24	30	0.00	11,966.44	0.00	11,966.44	0.00	0.00	0.00	11,966.44	0.00
X-E	06/01/24 - 06/30/24	30	0.00	30,404.17	0.00	30,404.17	0.00	0.00	0.00	30,404.17	0.00
X-Y	06/01/24 - 06/30/24	30	0.00	599.99	0.00	599.99	0.00	0.00	0.00	599.99	0.00
A-S	06/01/24 - 06/30/24	30	0.00	353,094.26	0.00	353,094.26	0.00	0.00	0.00	353,094.26	0.00
B	06/01/24 - 06/30/24	30	0.00	250,611.29	0.00	250,611.29	0.00	0.00	0.00	250,611.29	0.00
C	06/01/24 - 06/30/24	30	0.00	161,460.78	0.00	161,460.78	0.00	0.00	0.00	161,460.78	0.00
D	06/01/24 - 06/30/24	30	0.00	359,096.87	0.00	359,096.87	0.00	0.00	0.00	359,096.87	0.00
E	06/01/24 - 06/30/24	30	0.00	91,013.34	0.00	91,013.34	0.00	0.00	0.00	91,013.34	0.00
F	06/01/24 - 06/30/24	30	0.00	42,830.48	0.00	42,830.48	0.00	0.00	0.00	42,830.48	0.00
G	06/01/24 - 06/30/24	30	6,599,676.61	108,823.12	0.00	108,823.12	(14,890.23)	0.00	0.00	123,713.35	6,584,786.38
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,599,676.61	3,191,879.64	0.00	3,191,879.64	(14,890.23)	0.00	0.00	3,206,769.87	6,584,786.38

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	92,103,679.98
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,215,460.70	Master Servicing Fee	19,594.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,028.08
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	360.98
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,387.46
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,215,460.70	Total Fees	23,581.04

Principal		Expenses/Reimbursements
Scheduled Principal	57,653,552.15	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	31,243,357.96	Special Servicing Fees (Monthly)	(79,283.58)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	64,393.35
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	88,896,910.11	Total Expenses/Reimbursements	(14,890.23)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,206,769.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	88,896,910.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	92,103,679.98
Total Funds Collected	92,112,370.81	Total Funds Distributed	92,112,370.79

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	866,352,955.26	866,352,955.26	Beginning Certificate Balance	866,352,955.26
(-) Scheduled Principal Collections	57,653,552.15	57,653,552.15	(-) Principal Distributions	88,896,910.11
(-) Unscheduled Principal Collections	31,243,357.96	31,243,357.96	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	777,456,045.15	777,456,045.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	866,506,462.04	866,506,462.04	Ending Certificate Balance	777,456,045.15
Ending Actual Collateral Balance	777,617,047.55	777,617,047.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.42%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	70,426,233.37	9.06%	2	4.7376	NAP	Defeased	15	70,426,233.37	9.06%	2	4.7376	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	10	256,293,653.06	32.97%	1	4.5724	0.853105
1,000,001 to 2,000,000	7	11,976,541.22	1.54%	1	4.6760	1.972729	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	3	7,348,772.07	0.95%	1	4.6378	1.988224	1.31 to 1.40	3	8,691,648.72	1.12%	1	4.7320	1.380602
3,000,001 to 4,000,000	7	24,560,939.34	3.16%	2	4.5664	1.668665	1.41 to 1.50	4	41,538,097.40	5.34%	2	4.4684	1.473756
4,000,001 to 5,000,000	3	13,560,321.01	1.74%	2	4.8238	0.997397	1.51 to 1.60	2	51,650,322.76	6.64%	1	4.3168	1.575615
5,000,001 to 6,000,000	3	15,630,618.71	2.01%	1	4.5922	1.177654	1.61 to 1.70	3	11,010,211.53	1.42%	1	4.7767	1.638897
6,000,001 to 7,000,000	2	13,141,765.62	1.69%	1	4.8682	0.464195	1.71 to 1.80	3	40,591,096.32	5.22%	1	4.4403	1.796724
7,000,001 to 8,000,000	2	14,735,980.81	1.90%	1	4.3182	3.094155	1.81 to 1.90	1	3,350,750.70	0.43%	2	4.6800	1.845300
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	2	64,808,280.54	8.34%	2	4.5214	1.933596
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	177,845,396.60	22.88%	2	4.1289	2.231490
10,000,001 to 15,000,000	1	10,596,512.79	1.36%	2	4.3740	2.421400	2.26 to 2.75	3	14,427,096.45	1.86%	2	4.4643	2.392404
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	6	150,353,891.73	19.34%	1	4.4738	1.981165	3.01 to 3.50	2	4,973,587.99	0.64%	1	4.6543	3.103981
30,000,001 to 50,000,000	2	88,565,712.62	11.39%	1	4.3840	1.736823	3.51 or greater	3	31,849,669.71	4.10%	2	4.4643	3.988747
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	54	777,456,045.15	100.00%	1	4.4515	1.661031
70,000,001 to 100,000,000	1	91,795,650.14	11.81%	1	4.5850	0.576600
100,000,001 or greater	2	264,763,105.72	34.06%	2	4.2754	1.799468
Totals	54	777,456,045.15	100.00%	1	4.4515	1.661031
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	15	70,426,233.37	9.06%	2	4.7376	NAP
							Defeased	15	70,426,233.37	9.06%	2	4.7376	NAP
Arizona	1	3,308,172.38	0.43%	1	4.4400	3.020000
							Industrial	12	87,390,796.23	11.24%	2	4.5322	2.428966
California	7	202,439,428.32	26.04%	2	4.1360	2.356058
							Lodging	4	39,078,211.51	5.03%	1	4.7083	1.099601
Colorado	1	47,612,500.00	6.12%	1	4.2300	1.580900
							Mixed Use	3	149,502,132.96	19.23%	1	4.5399	1.178771
Connecticut	4	91,795,650.14	11.81%	1	4.5850	0.576600
							Mobile Home Park	1	1,665,415.61	0.21%	2	5.0800	3.270800
Delaware	1	7,235,980.81	0.93%	2	4.4200	1.775800
							Multi-Family	7	45,270,407.73	5.82%	1	4.2948	1.481744
Florida	2	28,405,186.08	3.65%	1	4.6965	0.533045
							Office	10	328,554,772.87	42.26%	1	4.2767	1.710120
Georgia	4	28,288,169.79	3.64%	2	4.5962	2.027079
							Retail	19	55,568,074.87	7.15%	1	4.6856	1.866285
Illinois	2	5,829,606.18	0.75%	1	4.6880	1.537449
							Totals	71	777,456,045.15	100.00%	1	4.4515	1.661031
Kentucky	2	12,203,693.50	1.57%	1	4.8700	1.594012

Massachusetts	1	25,000,000.00	3.22%	1	4.5500	2.085700

Michigan	2	5,796,999.26	0.75%	2	5.1670	1.478584

Minnesota	1	10,596,512.79	1.36%	2	4.3740	2.421400

Nevada	2	4,719,626.30	0.61%	2	4.5630	3.850600

New Jersey	1	4,879,468.71	0.63%	1	4.6000	0.617200

New York	6	133,336,373.54	17.15%	1	4.5290	1.182380

North Carolina	1	3,285,164.38	0.42%	2	4.8300	1.637700

Ohio	3	7,702,378.98	0.99%	1	4.7707	1.621449

Pennsylvania	1	4,643,029.54	0.60%	2	4.6100	0.948300

South Carolina	2	6,848,393.84	0.88%	1	4.7912	1.641112

Tennessee	1	3,350,750.70	0.43%	2	4.6800	1.845300

Texas	6	56,368,188.53	7.25%	1	4.4210	1.926383

Utah	2	10,962,676.18	1.41%	2	4.5630	2.149789

West Virginia	3	2,421,861.82	0.31%	2	4.5700	1.490800

Totals	71	777,456,045.15	100.00%	1	4.4515	1.661031

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	70,426,233.37	9.06%	2	4.7376	NAP	Defeased	15	70,426,233.37	9.06%	2	4.7376	NAP
	4.000% or less	2	4,589,117.15	0.59%	2	3.9127	0.339218	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	212,205,473.77	27.29%	2	4.0997	2.147707	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	101,680,553.55	13.08%	2	4.3836	1.850514	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	15	346,930,287.42	44.62%	1	4.5812	1.355216	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	9	35,921,141.52	4.62%	1	4.8474	1.179600	49 months or greater	39	707,029,811.78	90.94%	1	4.4230	1.654200
	5.001% to 5.250%	1	1,665,415.61	0.21%	2	5.0800	3.270800	Totals	54	777,456,045.15	100.00%	1	4.4515	1.661031
	5.251% to 5.500%	1	4,037,822.76	0.52%	2	5.3400	1.513300
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	777,456,045.15	100.00%	1	4.4515	1.661031
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	70,426,233.37	9.06%	2	4.7376	NAP	Defeased	15	70,426,233.37	9.06%	2	4.7376	NAP
	60 months or less	39	707,029,811.78	90.94%	1	4.4230	1.654200	Interest Only	5	231,362,500.00	29.76%	2	4.1463	2.155390
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	12	60,909,942.43	7.83%	1	4.7036	1.327537
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	20	294,668,443.88	37.90%	2	4.5303	1.527341
	Totals	54	777,456,045.15	100.00%	1	4.4515	1.661031	301 months to 360 months	1	114,763,105.72	14.76%	1	4.5700	1.202500
								361 months to 420 months	1	5,325,819.75	0.69%	2	4.1200	0.370000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	777,456,045.15	100.00%	1	4.4515	1.661031
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	70,426,233.37	9.06%	2	4.7376	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	35	689,878,894.07	88.74%	1	4.4287	1.671586
	13 months to 24 months	3	9,914,936.90	1.28%	2	4.0240	0.355753
	25 months or greater	1	7,235,980.81	0.93%	2	4.4200	1.775800
	Totals	54	777,456,045.15	100.00%	1	4.4515	1.661031
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310924435	OF	Los Angeles	CA	Actual/360	4.050%	506,250.00	0.00	0.00	N/A	09/01/24	--	150,000,000.00	150,000,000.00	07/01/24
2	310924864	MU	New York	NY	Actual/360	4.570%	437,662.97	159,338.39	0.00	N/A	08/11/24	08/11/27	114,922,444.11	114,763,105.72	07/11/24
3	440000408	OF	Stamford	CT	Actual/360	4.585%	351,348.74	160,399.57	0.00	N/A	08/06/24	--	91,956,049.71	91,795,650.14	07/06/24
5	780924917	OF	Denver	CO	Actual/360	4.230%	167,834.06	0.00	0.00	N/A	08/11/24	--	47,612,500.00	47,612,500.00	07/11/24
6	440000415	IN	Various	Various	Actual/360	4.563%	155,996.25	71,441.05	0.00	09/06/24	09/06/44	--	41,024,653.67	40,953,212.62	07/06/24
8	440000409	MU	Hermosa Beach	CA	Actual/360	4.341%	103,533.95	54,974.65	0.00	N/A	09/06/24	--	28,620,304.28	28,565,329.63	07/06/24
9	302480009	MF	Various	TX	Actual/360	4.358%	102,317.66	54,257.83	0.00	N/A	08/11/24	--	28,173,747.85	28,119,490.02	07/11/24
13	310925007	LO	Aventura	FL	Actual/360	4.640%	86,172.23	54,433.04	0.00	N/A	08/11/24	--	22,285,921.51	22,231,488.47	07/11/24
14	440000423	IN	Houston	TX	Actual/360	4.450%	88,619.58	42,347.30	0.00	09/01/24	09/01/44	--	23,897,415.22	23,855,067.92	07/01/24
15	302480015	OF	Boston	MA	Actual/360	4.550%	94,791.67	0.00	0.00	N/A	08/01/24	--	25,000,000.00	25,000,000.00	07/01/24
16	440000417	IN	Various	Various	Actual/360	4.563%	86,019.81	39,394.19	0.00	09/06/24	09/06/44	--	22,621,909.88	22,582,515.69	07/06/24
21	416000152	MF	Keene	NH	Actual/360	4.750%	54,095.93	30,410.94	0.00	N/A	09/01/24	--	13,666,341.26	13,635,930.32	07/01/24
27	302480027	RT	Bloomington	MN	Actual/360	4.374%	38,721.53	26,677.11	0.00	N/A	09/01/24	--	10,623,189.90	10,596,512.79	07/01/24
29	310923071	SS	Newport Beach	CA	Actual/360	4.380%	43,088.15	11,804,971.67	0.00	N/A	07/11/24	--	11,804,971.67	0.00	07/11/24
30	310924771	MH	Plymouth Township	MI	Actual/360	4.190%	36,490.44	10,450,723.31	0.00	N/A	07/11/24	--	10,450,723.31	0.00	07/11/24
35	310923078	SS	Newport Beach	CA	Actual/360	4.380%	33,735.68	9,242,652.46	0.00	N/A	07/11/24	--	9,242,652.46	0.00	07/11/24
36	440000411	RT	Stuart	FL	Actual/360	4.465%	34,802.39	9,353,386.59	0.00	N/A	09/01/24	--	9,353,386.59	0.00	07/01/24
40	440000413	SS	Fort Worth	TX	Actual/360	4.487%	27,089.36	17,936.91	0.00	N/A	09/01/24	--	7,244,758.87	7,226,821.96	07/01/24
42	302480042	OF	Lakewood	CO	Actual/360	4.360%	31,246.67	0.00	0.00	N/A	08/01/24	--	8,600,000.00	8,600,000.00	07/01/24
43	416000149	LO	Lexington	KY	Actual/360	4.840%	28,171.62	16,630.68	0.00	N/A	08/01/24	--	6,984,698.69	6,968,068.01	07/01/24
44	302480044	MF	Nashville	TN	Actual/360	4.530%	26,038.24	6,897,546.48	0.00	N/A	07/01/24	--	6,897,546.48	0.00	07/01/24
45	302480045	MF	Newark	DE	Actual/360	4.420%	26,706.69	14,703.61	0.00	N/A	09/01/24	--	7,250,684.42	7,235,980.81	07/01/24
46	310923810	SS	Fullerton	CA	Actual/360	4.540%	25,123.85	6,640,665.89	0.00	N/A	07/11/24	--	6,640,665.89	0.00	07/11/24
47	440000400	OF	Garden Grove	CA	Actual/360	4.220%	26,375.00	0.00	0.00	N/A	08/01/24	--	7,500,000.00	7,500,000.00	07/01/24
48	300571154	MU	Miami Beach	FL	Actual/360	4.900%	25,268.62	14,535.88	0.00	N/A	09/06/24	--	6,188,233.49	6,173,697.61	07/06/24
49	310922367	LO	Greenville	SC	Actual/360	4.720%	24,145.79	14,842.25	0.00	N/A	08/01/24	--	6,138,759.59	6,123,917.34	07/01/24
50	300571152	RT	Kent	WA	Actual/360	4.650%	24,804.61	6,401,189.17	0.00	N/A	08/06/24	--	6,401,189.17	0.00	07/06/24
51	440000406	MF	Toledo	OH	Actual/360	4.828%	24,930.46	11,914.68	0.00	N/A	08/01/24	--	6,196,469.03	6,184,554.35	07/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
52	302480052	LO	Germantown	TN	Actual/360	5.290%	23,479.09	18,633.60	0.00	N/A	08/01/24	--	5,326,070.20	5,307,436.60	07/01/24
53	416000151	LO	Georgetown	KY	Actual/360	4.910%	21,500.40	19,054.69	0.00	N/A	08/01/24	--	5,254,680.18	5,235,625.49	07/01/24
54	300571138	RT	Powell	OH	Actual/360	4.550%	23,142.14	6,103,420.75	0.00	N/A	07/06/24	--	6,103,420.75	0.00	07/06/24
56	302480056	LO	Lock Haven	PA	Actual/360	4.610%	17,901.29	16,742.56	0.00	N/A	09/01/24	--	4,659,772.10	4,643,029.54	06/01/24
57	302480057	RT	Tupelo	MS	Actual/360	4.570%	20,491.26	11,437.05	0.00	N/A	09/01/24	--	5,380,637.98	5,369,200.93	07/01/24
58	300571145	RT	Orangeburg	SC	Actual/360	4.760%	20,156.21	12,223.31	0.00	N/A	08/06/24	--	5,081,396.78	5,069,173.47	07/06/24
59	470090450	MF	Bronx	NY	Actual/360	4.120%	18,310.09	7,215.87	0.00	N/A	09/01/24	--	5,333,035.62	5,325,819.75	08/01/23
60	440000403	OF	Fairfield	NJ	Actual/360	4.600%	18,750.66	12,008.00	0.00	N/A	08/01/24	--	4,891,476.71	4,879,468.71	07/01/24
61	310924010	SS	Escondido	CA	Actual/360	4.500%	18,493.25	4,931,533.94	0.00	N/A	08/11/24	--	4,931,533.94	0.00	07/11/24
62	416000153	RT	Various	Various	Actual/360	4.570%	13,586.15	14,791.10	0.00	N/A	09/01/24	--	3,567,478.68	3,552,687.58	06/01/24
64	440000419	LO	Palm Springs	CA	Actual/360	4.723%	17,113.24	10,447.88	0.00	N/A	09/01/24	--	4,348,059.20	4,337,611.32	07/01/24
68	310922132	RT	Springfield	OH	Actual/360	4.790%	15,058.86	13,834.06	0.00	N/A	08/01/24	--	3,772,573.78	3,758,739.72	07/01/24
69	300571153	RT	Livonia	MI	Actual/360	5.340%	18,008.25	8,974.90	0.00	N/A	09/06/24	--	4,046,797.66	4,037,822.76	07/06/24
74	300571150	RT	Bolingbrook	IL	Actual/360	4.720%	15,631.34	7,761.49	0.00	N/A	08/06/24	--	3,974,068.92	3,966,307.43	07/06/24
75	440000404	LO	San Diego	CA	Actual/360	4.839%	14,910.82	8,805.32	0.00	N/A	08/01/24	--	3,697,660.93	3,688,855.61	07/01/24
78	470090420	MF	New York	NY	Actual/360	3.880%	10,825.37	8,936.60	0.00	N/A	09/01/24	--	3,348,053.75	3,339,117.15	07/01/24
79	410923741	RT	Bristol	CT	Actual/360	4.700%	13,425.53	3,427,794.01	0.00	N/A	07/11/24	--	3,427,794.01	0.00	07/11/24
80	300571156	RT	Memphis	TN	Actual/360	4.680%	13,099.58	8,115.31	0.00	N/A	09/06/24	--	3,358,866.01	3,350,750.70	07/06/24
82	300571155	RT	Franklin	NC	Actual/360	4.830%	13,254.20	7,805.01	0.00	N/A	09/06/24	--	3,292,969.39	3,285,164.38	07/06/24
84	300571149	RT	San Luis	AZ	Actual/360	4.440%	12,268.84	7,730.44	0.00	N/A	08/06/24	--	3,315,902.82	3,308,172.38	07/06/24
87	410923711	RT	Roswell	GA	Actual/360	4.590%	10,910.46	7,011.18	0.00	N/A	08/11/24	--	2,852,407.78	2,845,396.60	07/11/24
93	410923225	MF	Clinton Township	MI	Actual/360	4.750%	9,158.04	2,313,610.07	0.00	N/A	08/01/24	--	2,313,610.07	0.00	07/01/24
94	302480094	RT	Greenport	NY	Actual/360	5.130%	10,152.46	6,971.26	0.00	N/A	09/05/24	--	2,374,844.01	2,367,872.75	07/05/24
95	410923563	RT	Katy	TX	Actual/360	4.750%	9,729.32	5,920.10	0.00	N/A	08/11/24	--	2,457,932.28	2,452,012.18	06/11/24
96	810922736	RT	Westland	MI	Actual/360	4.770%	7,036.80	11,088.06	0.00	N/A	08/11/24	--	1,770,264.56	1,759,176.50	07/11/24
97	302480097	SS	Fayetteville	AR	Actual/360	4.710%	8,350.05	2,127,401.23	0.00	N/A	08/01/24	--	2,127,401.23	0.00	07/01/24
98	870924158	RT	Lima	OH	Actual/360	4.570%	7,831.57	5,067.47	0.00	N/A	08/11/24	--	2,056,430.76	2,051,363.29	07/11/24
100	302480100	MH	Little Rock	AR	Actual/360	4.600%	7,734.65	4,953.30	0.00	N/A	08/05/24	--	2,017,733.74	2,012,780.44	07/05/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
102	810921337	IN	Novi	MI	Actual/360	4.810%	7,880.05	1,965,915.77	0.00	N/A	07/01/24	--	1,965,915.77	0.00	07/01/24
103	410923226	MF	Sterling Heights	MI	Actual/360	4.750%	7,702.38	1,945,863.60	0.00	N/A	08/01/24	--	1,945,863.60	0.00	07/01/24
105	410924331	MF	Corvallis	OR	Actual/360	4.670%	7,345.96	1,887,611.62	0.00	N/A	08/11/24	--	1,887,611.62	0.00	07/11/24
106	300571151	RT	Mansfield	OH	Actual/360	4.950%	7,824.01	4,452.70	0.00	N/A	08/06/24	--	1,896,728.67	1,892,275.97	07/06/24
107	410924739	OF	Studio City	CA	Actual/360	4.240%	6,260.02	4,549.78	0.00	N/A	08/11/24	--	1,771,703.80	1,767,154.02	07/11/24
109	300571143	RT	Belleville	IL	Actual/360	4.620%	7,187.94	3,699.05	0.00	N/A	08/06/24	--	1,866,997.80	1,863,298.75	07/06/24
111	479058100	RT	Marion	SC	Actual/360	4.880%	7,250.42	3,670.76	0.00	N/A	08/01/24	--	1,782,891.13	1,779,220.37	07/01/24
112	302480112	MH	League City	TX	Actual/360	4.540%	6,247.43	4,061.13	0.00	N/A	09/05/24	--	1,651,302.04	1,647,240.91	07/05/24
113	302480113	MH	Liberty	MO	Actual/360	5.150%	7,052.44	3,758.88	0.00	N/A	08/01/24	--	1,643,287.52	1,639,528.64	07/01/24
114	302480114	MH	Rex	GA	Actual/360	5.080%	7,065.30	3,552.44	0.00	N/A	09/05/24	--	1,668,968.05	1,665,415.61	07/05/24
117	470090990	MF	Brooklyn	NY	Actual/360	4.000%	4,514.00	1,354,200.76	0.00	N/A	07/01/24	--	1,354,200.76	0.00	06/01/24
120	302480120	MH	Brigham City	UT	Actual/360	5.180%	5,389.96	2,828.18	0.00	N/A	09/01/24	--	1,248,639.54	1,245,811.36	07/01/24
124	470090930	MF	New York	NY	Actual/360	4.000%	4,166.67	0.00	0.00	N/A	08/01/24	--	1,250,000.00	1,250,000.00	07/01/24
125	302480125	SS	Bonita Springs	FL	Actual/360	5.260%	4,563.13	2,347.16	0.00	N/A	08/01/24	--	1,041,018.00	1,038,670.84	07/01/24
126	470090830	MF	New York	NY	Actual/360	4.000%	3,319.12	995,736.07	0.00	N/A	07/01/24	--	995,736.07	0.00	06/01/24
Totals							3,215,460.70	88,896,910.11	0.00				866,352,955.26	777,456,045.15
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	39,706,979.00	10,027,045.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	7,016,663.22	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	12,007,215.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,609,944.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,445,973.44	1,384,111.73	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,939,030.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,343,074.09	879,503.11	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,756,794.05	1,787,344.80	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,315,944.66	828,985.92	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,736,718.00	658,647.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,929,779.36	1,506,799.55	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,789,895.16	518,164.17	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,663,843.46	662,912.39	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,878,808.88	773,985.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	2,144,030.28	561,864.26	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,201,635.00	288,393.12	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	891,120.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	822,457.78	463,970.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,658,360.25	408,635.70	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,549,429.24	383,835.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(291,110.22)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	960,819.50	403,368.75	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	988,928.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	825,846.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	477,904.50	0.00	--	--	--	0.00	0.00	76,229.36	76,229.36	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	622,711.00	153,064.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	133,230.99	0.00	--	--	07/12/24	0.00	0.00	25,147.09	251,619.50	1,478,637.58	0.00
60	336,814.20	79,870.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1,261,507.85	306,706.95	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	536,608.00	0.00	--	--	--	0.00	0.00	23,249.59	23,249.59	21,947.05	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	617,030.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	591,819.00	418,764.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
74	484,400.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	130,568.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	566,679.14	121,493.46	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
80	441,672.13	125,950.51	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
82	481,632.62	112,671.91	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
84	516,739.80	189,950.85	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
87	510,046.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
93	669,740.51	132,968.80	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
94	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
95	311,397.34	0.00	--	--	--	0.00	0.00	15,608.45	15,608.45	0.00	0.00
96	331,647.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
97	621,644.63	156,844.61	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
98	359,000.00	88,750.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
100	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
102	688,405.00	215,994.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
103	421,052.79	92,318.62	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
105	318,526.00	186,324.00	01/01/18	06/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
106	241,087.18	35,547.05	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
107	569,796.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
109	236,809.04	45,756.46	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
111	324,599.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
112	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
113	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
114	333,063.51	106,025.40	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
117	194,741.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
120	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
124	4,236.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
125	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
126	51,738.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	109,262,367.97	31,123,231.43				0.00	0.00	140,234.49	366,706.90	1,500,584.63	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
36	440000411	9,337,854.35	Payoff Prior to Maturity	0.00	0.00
50	300571152	6,389,383.57	Payoff Prior to Maturity	0.00	0.00
61	310924010	4,920,892.78	Payoff Prior to Maturity	0.00	0.00
93	410923225	2,305,094.47	Payoff Prior to Maturity	0.00	0.00
97	302480097	2,122,251.07	Payoff Prior to Maturity	0.00	0.00
103	410923226	1,941,176.86	Payoff Prior to Maturity	0.00	0.00
105	410924331	1,883,018.66	Payoff Prior to Maturity	0.00	0.00
117	470090990	1,350,598.70	Payoff Prior to Maturity	0.00	0.00
126	470090830	993,087.50	Payoff Prior to Maturity	0.00	0.00
Totals		31,243,357.96		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	0	0.00	0	0.00	1	5,325,819.75	0	0.00	0	0.00	0	0.00	0	0.00	9	31,243,357.96	4.451455%	4.355154%	1
06/17/24	0	0.00	0	0.00	1	5,333,035.62	0	0.00	0	0.00	0	0.00	1	1,330,818.70	10	127,042,526.17	4.453788%	4.407387%	2
05/17/24	0	0.00	0	0.00	1	5,339,617.80	0	0.00	0	0.00	0	0.00	0	0.00	1	11,183,341.98	4.479571%	4.434145%	3
04/17/24	0	0.00	0	0.00	1	5,346,786.46	0	0.00	0	0.00	1	115,224,813.19	0	0.00	1	3,994,370.26	4.482473%	4.419669%	4
03/15/24	0	0.00	0	0.00	1	5,353,320.03	0	0.00	0	0.00	0	0.00	0	0.00	1	3,250,614.01	4.487034%	4.425296%	5
02/16/24	0	0.00	0	0.00	1	5,361,053.25	0	0.00	0	0.00	0	0.00	0	0.00	1	733,073.52	4.488044%	4.426579%	6
01/18/24	0	0.00	0	0.00	1	5,367,536.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.488118%	4.426643%	7
12/15/23	0	0.00	0	0.00	1	5,373,996.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.488283%	4.426815%	8
11/17/23	0	0.00	1	5,381,047.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.488458%	4.453278%	9
10/17/23	1	5,387,460.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.488621%	4.453441%	10
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.488793%	4.453612%	11
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	11,641,240.84	4.488953%	4.453772%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
56	302480056	06/01/24	0	B	76,229.36	76,229.36	0.00	4,708,310.40
59	470090450	08/01/23	10	6	25,147.09	251,619.50	1,478,637.58 5,400,830.05		08/14/23	0
62	416000153	06/01/24	0	B	23,249.59	23,249.59	21,947.05 3,567,478.68
95	410923563	06/11/24	0	A	15,608.45	15,608.45	0.00	2,457,932.29
Totals					140,234.49	366,706.90	1,500,584.63 16,134,551.42
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		575,302,143	569,976,323	5,325,820		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		114,763,106	114,763,106	0		0
49 - 60 Months		0	0	0		0
> 60 Months		87,390,796	87,390,796	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	777,456,045	772,130,225	0	0	5,325,820	0
Jun-24	866,352,955	861,019,920	0	0	5,333,036	0
May-24	1,019,839,621	1,014,500,003	0	0	5,339,618	0
Apr-24	1,047,164,927	1,041,818,140	0	0	5,346,786	0
Mar-24	1,087,386,990	1,082,033,670	0	0	5,353,320	0
Feb-24	1,097,418,408	1,092,057,355	0	0	5,361,053	0
Jan-24	1,099,789,411	1,094,421,874	0	0	5,367,536	0
Dec-23	1,101,420,878	1,096,046,881	0	0	5,373,997	0
Nov-23	1,103,155,170	1,097,774,122	0	5,381,048	0	0
Oct-23	1,104,777,623	1,099,390,163	5,387,460	0	0	0
Sep-23	1,106,499,097	1,106,499,097	0	0	0	0
Aug-23	1,108,104,095	1,108,104,095	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	310924435	150,000,000.00	150,000,000.00	605,000,000.00	06/24/14	9,239,288.75	2.25620	03/31/24	09/01/24	I/O
5	780924917	47,612,500.00	47,612,500.00	76,800,000.00	06/23/14	3,228,303.00	1.58090	12/31/23	08/11/24	I/O
45	302480045	7,235,980.81	7,235,980.81	11,000,000.00	07/01/14	441,230.00	1.77580	06/30/21	09/01/24	241
59	470090450	5,325,819.75	5,400,830.05	25,270,000.00	04/22/14	133,230.99	0.37000	03/31/23	09/01/24	361
Totals		210,174,300.56	210,249,310.86	718,070,000.00		13,042,052.74

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	310924435	OF	CA	07/01/24	13

The loan transferred to Special Servicing on 7/1/2024 for imminent maturity default. The subject is a 1,432,285 SF office property located in Los Angeles, CA and was built in 1974 and renovated in 2009. One of four pari passu loans. Files are current ly under review to determine workout strategies.

5	780924917	OF	CO	04/24/24	13

The loan transferred to Special Servicing effective 4/24/2024 for imminent maturity default. The loan is scheduled to mature on 8/11/2024. The subject is a 315,053 SF office property located in Denver, CO. Per the April 2024 rent roll, the asset is

8    2.18% occupied. May 2024 site inspection reported the property to be in good overall condition. A PNA was signed in May 2024. Strategy is to monitor the loan and evaluate loan modification proposals from the Borrower.

45	302480045	MF	DE	06/03/22	13

Loan transferred to Special Servicing due to imminent non-monetary default effective 6/3/2022. The subject is a 100 unit multifamily property, built in 1963 and located in Newark, DE. The borrower was non-communicative for an extended period

of time   but recently has provided outstanding reporting requirements and has been responsive. A recent inspection report was received that rated the property condition as poor. The loan will be evaluated for next steps.

59	470090450	MF	NY	08/14/23	0
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	310924864	0.00	4.57000%	0.00	4.57000%	1	03/19/24	03/19/24	--
26	310921529	12,352,340.32	4.46000%	12,352,340.32	4.46000%	10	05/31/20	06/11/20	07/13/20
43	416000149	7,702,985.03	4.84000%	7,702,985.03	4.84000%	10	06/02/20	06/01/20	06/11/20
50	300571152	6,900,911.97	4.65000%	6,900,911.97	4.65000%	10	05/05/20	05/06/20	07/13/20
53	416000151	6,053,078.28	4.91000%	6,053,078.28	4.91000%	10	07/06/20	08/01/20	08/11/20
55	302480055	6,013,034.54	5.05000%	6,013,034.54	5.05000%	8	08/15/18	08/15/18	--
56	302480056	5,420,269.01	4.61000%	5,420,269.01	4.61000%	9	08/15/18	12/22/21	--
56	302480056	0.00	4.61000%	0.00	4.61000%	9	12/22/21	12/22/21	--
68	310922132	4,343,006.49	4.79000%	4,343,006.49	4.79000%	10	07/17/20	05/01/20	09/11/20
75	440000404	0.00	4.83900%	0.00	4.83900%	10	06/25/20	05/06/20	08/11/20
Totals		48,785,625.64		48,785,625.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	302480011	08/17/23	20,821,342.62	16,700,000.00	21,236,122.83	8,748,044.37	20,470,531.98	11,722,487.61	9,098,855.01	0.00	0.00	9,098,855.01	32.49%
22	416000156	10/18/19	15,026,413.25	7,200,000.00	3,962,782.63	2,532,734.19	3,811,673.24	1,278,939.05	13,747,474.20	0.00	270,922.15	13,476,552.05	83.39%
37	302480037	08/17/21	8,008,628.03	7,700,000.00	7,601,803.29	2,166,730.52	7,300,153.34	5,133,422.82	2,875,205.21	0.00	191,018.16	2,684,187.05	29.49%
115	302480115	08/17/22	1,553,321.96	2,400,000.00	2,377,812.64	540,771.07	2,377,812.64	1,837,041.57	0.00	0.00	(158.65)	158.65	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			45,409,705.86	34,000,000.00	35,178,521.39	13,988,280.15	33,960,171.20	19,971,891.05	25,721,534.42	0.00	461,781.66	25,259,752.76

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	302480011	08/17/23	0.00	0.00	9,098,855.01	0.00	0.00	9,098,855.01	0.00	0.00	9,098,855.01
22	416000156	12/17/20	0.00	0.00	13,476,552.05	0.00	0.00	(103,621.43)	0.00	0.00	13,374,985.60
		12/17/19	0.00	0.00	13,580,173.48	0.00	0.00	(167,300.72)	0.00	0.00
		10/18/19	0.00	0.00	13,747,474.20	0.00	0.00	13,747,474.20	0.00	(101,566.45)
37	302480037	11/17/23	0.00	0.00	2,684,187.05	0.00	0.00	(54,882.72)	0.00	0.00	2,684,187.05
		12/17/21	0.00	0.00	2,739,069.77	0.00	0.00	(136,135.44)	0.00	0.00
		08/17/21	0.00	0.00	2,875,205.21	0.00	0.00	2,875,205.21	0.00	0.00
115	302480115	08/25/22	0.00	0.00	0.00	0.00	0.00	158.65	0.00	0.00	158.65
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	25,259,594.11	0.00	0.00	25,259,752.76	0.00	(101,566.45)	25,158,186.31

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	(78,268.12)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	(3,637.07)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	1,510.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	64,259.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	(142.20)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	1,111.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	0.00	0.00	275.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(79,283.58)	0.00	64,393.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(14,890.23)

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29